UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21466

HYPERION BROOKFIELD COLLATERALIZED

SECURITIES FUND, INC.

(Exact name of registrant as specified in charter)

THREE WORLD FINANCIAL CENTER 200 VESEY STREET, 10TH FLOOR NEW YORK, NEW YORK	10281-1010
(Address of principal executive offices)	(Zip code)

CLIFFORD E. LAI, PRESIDENT

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.

THREE WORLD FINANCIAL CENTER

200 VESEY STREET, 10TH FLOOR

NEW YORK, NEW YORK 10281-1010

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1 (800) Hyperion

Date of fiscal year end: July 31

Date of reporting period: January 31, 2009

Item 1.	Reports to Shareholders.

2

Hyperion Brookfield Asset Management, Inc.

Hyperion Brookfield Collateralized Securities Fund, Inc.

Semi-Annual Report

January 31, 2009

IN PROFILE

Hyperion Brookfield Asset Management, Inc. is a registered investment advisor headquartered in New York City. The firm was founded in 1989 to provide relative value driven fixed income investment strategies, such as core fixed income, high yield and specialized MBS. Hyperion Brookfield manages approximately $17 billion for a client base that includes pension plans, financial institutions, mutual funds, closed-end funds, insurance companies and foundations. Hyperion Brookfield is a subsidiary of Brookfield Asset Management Inc., a global asset manager focused on property, power and other infrastructure assets with approximately $80 billion of assets under management. For more information, please visit our website at www.hyperionbrookfield.com.

This report is for stockholder information. This is not a prospectus intended for use in the purchase or sale of Fund shares.

NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

© Copyright 2009. Hyperion Brookfield Asset Management, Inc.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.

Portfolio Characteristics (Unaudited)

January 31, 2009

PORTFOLIO STATISTICS

Weighted average coupon	2.13%

Projected weighted average life	3.90 years

Percentage of leveraged assets	8.86%

Total number of holdings	204

CREDIT QUALITY

AAA[1]	45%

AA	4%

A	8%

BBB	28%

BB	6%

B	6%

Below B	3%
Total	100%

ASSET ALLOCATION2

Agency Mortgage-Backed Securities	9%

Non-Agency Residential Mortgage-Backed Securities	34%

Commercial Mortgage-Backed Securities	4%

Asset-Backed Securities	41%

Short-term investments	12%
Total	100%

[1]	Includes short-term investments.

[2]	Includes only invested assets; excludes cash.

2009 Semi-Annual Report

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.

Portfolio of Investments (Unaudited)

January 31, 2009

	Interest Rate		Maturity	Principal Amount (000s)		Value (Note 2)

U.S. GOVERNMENT & AGENCY OBLIGATIONS – 10.0%
U.S. Government Agency Collateralized Mortgage Obligations – 3.4%
Federal Home Loan Mortgage Corporation Series 3210, Class FA (Cost $6,348,947)	0.73	%†	09/15/36	$6,349	@	$6,228,767

U.S. Government Agency Pass-Through Certificates – 6.6%
Federal National Mortgage Association
Pool 865301	4.02	†	12/01/35	9,957	@	10,017,060
Pool 941332	6.50		07/01/37	2,024	@	2,110,774

Total U.S. Government Agency Pass-Through Certificates (Cost – $12,167,746)						12,127,834

Total U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost – $18,516,693)						18,356,601

ASSET-BACKED SECURITIES – 44.1%
Ace Securities Corp.
Series 2006-NC3, Class M1(a)(f)	0.63	†	12/25/36	7,000		286,930
Series 2006-OP1, Class M2(a)(f)	0.68	†	04/25/36	1,025		134,291
Series 2006-HE2, Class M2(a)(f)	0.71	†	05/25/36	3,000		77,970
Series 2005-WF1, Class M7(a)(f)	1.52	†	05/25/35	4,550		1,638,000
Aerco Limited Series 2A, Class A3*(e)	0.79	†	07/15/25	20,413		10,206,318
Aircraft Finance Trust
Series 1999-1A, Class A1*(a)(e)	0.81	†	05/15/24	16,250		6,012,500
Series 1999-1A, Class A2*(e)	0.83	†	05/15/24	4,991		3,244,089
Airplanes Pass Through Trust Series 1R, Class A8	0.71	†	03/15/19	13,648		10,918,151
Ameriquest Finance NIM Trust Series 2002-N4A, Class Note*(e)	10.33		09/25/32	290		29
Asset-Backed Funding Certificates
Series 2005-WF1, Class M10(a)(f)	3.64	†	01/25/35	1,344		169,532
Series 2004-FF1, Class M4(a)(f)	4.14	†	07/25/33	823		49,064
Asset-Backed Securities Corp. Home Equity
Series 2007-HE1, Class M1(a)(f)	0.61	†	12/25/36	5,000		576,375
Series 2006-HE2, Class M3(a)(f)	0.78	†	03/25/36	6,975		104,625
Series 2004-HE9, Class M2(a)(f)	1.59	†	12/25/34	463		224,735
Aviation Capital Group Trust Series 2000-1A, Class A1*(e)	0.81	†	11/15/25	7,685		3,227,527
Bayview Commercial Asset Trust
Series 2006-4A, Class B2*(a)(e)	1.64	†	12/25/36	1,333		495,627
Series 2006-4A, Class B3*(a)(d)(e)	2.84	†	12/25/36	2,549		1,270,323
Series 2006-2A, Class B3*(a)(d)(e)	3.09	†	07/25/36	1,985		966,343
Series 2006-1A, Class B3*(a)(d)(e)	3.34	†	04/25/36	2,384		1,116,720
Series 2005-3A, Class B3*(a)(d)(e)	3.39	†	11/25/35	3,631		1,730,257
Series 2004-3, Class B2*(a)(e)	3.74	†	01/25/35	1,290		792,115
Series 2005-1A, Class B3*(a)(e)	4.89	†	04/25/35	3,052		839,235

See notes to financial statements.

Hyperion Brookfield Asset Management, Inc.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.

Portfolio of Investments (Unaudited)

January 31, 2009

	Interest Rate		Maturity	Principal Amount (000s)	Value (Note 2)

ASSET-BACKED SECURITIES (continued)
Bayview Financial Acquisition Trust
Series 2006-A, Class M1(a)(f)	0.86	%†	02/28/41	$3,000	$527,343
Series 2006-A, Class M2(a)(f)	0.90	†	02/28/41	5,000	532,085
Series 2005-C, Class B1(a)(f)	1.61	†	06/28/44	1,537	174,434
Series 2005-C, Class B2(a)(f)	1.76	†	06/28/44	1,230	113,480
Series 2006-A, Class B1(a)(f)	1.76	†	02/28/41	4,798	355,436
Series 2006-A, Class B2(a)(f)	2.06	†	02/28/41	5,459	381,573
Series 2005-C, Class B3(a)(f)	2.21	†	06/28/44	3,037	219,150
Capital One Multi-Asset Execution Trust
Series 2004-C4, Class C4(a)	0.98	†	06/15/12	891	802,287
Series 2003-B5, Class B5	4.79		08/15/13	3,695	3,004,120
Conseco Finance Securitizations Corp. Series 2001-4, Class A4	7.36		09/01/33	1,980	1,432,000
Countrywide Asset-Backed Certificates
Series 2006-22, Class M1(a)(f)	0.62	†	05/25/47	15,200	1,003,869
Series 2006-23, Class M1(a)(f)	0.64	†	05/25/37	16,592	2,230,579
Series 2006-17, Class M7(a)(f)	1.21	†	03/25/47	3,500	14,938
Fieldstone Mortgage Investment Corp.
Series 2006-3, Class M1(a)(f)	0.65	†	11/25/36	14,220	274,147
Series 2005-1, Class M8(a)(f)	1.74	†	03/25/35	2,800	154,000
First Franklin Mortgage Loan Asset-Backed Certification Trust
Series 2006-FFH1, Class M7(a)(f)	1.64	†	01/25/36	2,500	31,675
Series 2005-FFH3, Class M7(a)(f)	1.89	†	09/25/35	6,450	258,000
Series 2004-FF5, Class M7(a)(f)	2.89	†	08/25/34	2,019	53,406
Series 2004-FF11, Class M8(a)(f)	2.89	†	01/25/35	3,135	36,551
Series 2004-FF5, Class M9(a)(f)	3.39	†	08/25/34	851	5,596
Series 2005-FF4, Class M9(a)(f)	3.39	†	05/25/35	3,272	24,882
Series 2004-FF11, Class M9(a)(f)	3.49	†	01/25/35	2,790	14,851
Series 2004-FF6, Class B3(a)(f)	3.89	†	07/25/34	990	135,454
Series 2004-FF3, Class B2(a)(f)	5.64	†	05/25/34	765	15,827
Fremont Home Loan Trust Series 2006-A, Class 2A3(a)(f)	0.55	†	05/25/36	3,000	2,023,944
Home Equity Loan Trust Series 2007-FRE1, Class M5(a)(f)	1.89	†	04/25/37	13,646	722,078
Household Home Equity Loan Trust Series 2007-3, Class M1(a)(f)	2.61	†	11/20/36	3,800	1,821,477
HSI Asset Securitization Corp. Trust
Series 2006-HE2, Class M1(a)(f)	0.63	†	12/25/36	5,587	181,577
Series 2006-OPT2, Class M6(a)(f)	1.00	†	01/25/36	1,666	40,677
JP Morgan Mortgage Acquisition Corp.
Series 2006-CH2, Class MV1(a)(f)	0.60	†	10/25/36	10,000	1,070,440
Series 2006-ACC1, Class A5(a)(f)	0.63	†	05/25/36	3,000	1,219,686
Series 2007-CH4, Class M7(a)(f)	1.49	†	05/25/37	4,500	144,751
Series 2007-CH5, Class M7(a)(f)	2.14	†	05/25/37	3,802	178,945
Lehman Brothers Small Balance Commercial
Series 2005-1A, Class M1*(e)	0.74	†	02/25/30	1,663	979,476
Series 2005-1A, Class B*(e)	1.34	†	02/25/30	1,024	514,672

See notes to financial statements.

2009 Semi-Annual Report

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.

Portfolio of Investments (Unaudited)

January 31, 2009

	Interest Rate		Maturity	Principal Amount (000s)	Value (Note 2)

ASSET-BACKED SECURITIES (continued)
Morgan Stanley ABS Capital I
Series 2006-HE3, Class A2B(a)(f)	0.49	%†	04/25/36	$742	$727,985
Series 2006-HE4, Class A3(a)(f)	0.54	†	06/25/36	650	299,000
Series 2006-HE3, Class A2C(a)(f)	0.55	†	04/25/36	2,740	2,148,349
Series 2006-HE3, Class A2D(a)(f)	0.64	†	04/25/36	2,500	821,032
Series 2007-NC3, Class M1(a)(f)	0.66	†	05/25/37	10,000	990,560
Series 2007-HE5, Class M6(a)(f)	2.29	†	03/25/37	3,500	105,000
Option One Mortgage Loan Trust
Series 2007-5, Class M4(a)(f)	1.14	†	05/25/37	2,500	40,110
Series 2007-5, Class M5(a)(f)	1.37	†	05/25/37	1,000	14,015
Series 2007-6, Class M7(a)(f)	1.74	†	07/25/37	2,000	27,400
Series 2007-5, Class M6(a)(f)	1.79	†	05/25/37	1,600	24,181
Series 2007-4, Class M6(a)(f)	1.99	†	04/25/37	1,500	23,286
Series 2006-1, Class M10*(a)(e)(f)	2.89	†	01/25/36	900	5,070
Series 2005-1, Class M9(a)(f)	3.39	†	02/25/35	141	1,073
Series 2005-1, Class M8(a)(f)	3.64	†	02/25/35	208	2,215
Series 2005-2, Class M8(a)(f)	3.64	†	05/25/35	372	914
Series 2004-1, Class M7*(a)(e)(f)	3.89	†	01/25/34	1,419	33,582
Park Place Securities Inc. Series 2005-WHQ2, Class M10(a)(f)	2.89	†	05/25/35	4,750	64,885
Porter Square CDO Series 1A, Class C*(e)	6.19	†	08/15/38	2,000	20
Quest Mortgage Securities Trust Series 2005-X1, Class M7*(a)(e)(f)	2.69	†	03/25/35	5,130	192,525
Quest Trust
Series 2006-X2, Class M3*(a)(e)(f)	1.09	†	08/25/36	3,360	95,827
Series 2006-X2, Class M4*(a)(e)(f)	1.29	†	08/25/36	4,421	112,514
Series 2006-X2, Class M5*(a)(e)(f)	1.34	†	08/25/36	3,714	75,506
Series 2006-X2, Class M6*(a)(e)(f)	1.39	†	08/25/36	2,360	38,492
Series 2005-X2, Class M1*(a)(e)(f)	1.89	†	12/25/35	5,761	202,096
Residential Asset Mortgage Products, Inc. Series 2006-RZ1, Class M6(a)(f)	1.09	†	03/25/36	4,250	170,497
Sail Net Interest Margin Notes
Series 2004-BNCA, Class B*(d)(e)	6.75		09/27/34	639	64
Series 2004-BN2A, Class B*(d)(e)	7.00		12/27/34	292	29
Securitized Asset-Backed Receivables LLC Series 2005-HE1, Class A1A*(a)(e)(f)	0.69	†	10/25/35	556	516,895
Soundview Home Equity Loan Trust
Series 2006-WF2, Class M1(a)(f)	0.61	†	12/25/36	5,000	1,427,455
Series 2005-4, Class 2A3(a)(f)	0.62	†	03/25/36	772	744,242
Series 2006-3, Class M4(a)(f)	0.77	†	11/25/36	13,002	60,277
Series 2006-3, Class M5(a)(f)	0.79	†	11/25/36	877	2,812
Series 2005-DO1, Class M1(a)(f)	0.81	†	05/25/35	3,500	3,196,462
Series 2006-3, Class M6(a)(f)	0.84	†	11/25/36	1,377	2,762
Series 2007-OPT1, Class M4(a)(f)	0.99	†	06/25/37	5,000	122,080
Series 2005-OPT1, Class M7(a)(f)	1.39	†	06/25/35	1,647	17,242
Series 2006-OPT2, Class M6(a)(f)	1.39	†	05/25/36	10,000	83,390
Series 2006-OPT3, Class M6(a)(f)	1.39	†	06/25/36	6,000	49,752
Series 2006-OPT1, Class M6(a)(f)	1.49	†	03/25/36	3,000	23,505
Series 2007-OPT2, Class M7(a)(f)	1.94	†	07/25/37	2,858	82,528

See notes to financial statements.

Hyperion Brookfield Asset Management, Inc.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.

Portfolio of Investments (Unaudited)

January 31, 2009

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)

ASSET-BACKED SECURITIES (continued)
Series 2005-OPT1, Class M8(a)(f)	2.14†	06/25/35	$3,804	$33,667
Series 2007-OPT1, Class M7(a)(f)	2.14†	06/25/37	2,500	60,425
Series 2006-OPT3, Class M8(a)(f)	2.39%†	06/25/36	11,000	44,044
Series 2005-4, Class M10*(a)(e)(f)	2.89†	03/25/36	1,500	15,000
Series 2007-OPT1, Class M9(a)(f)	2.89†	06/25/37	1,000	15,000
Series 2005-OPT1, Class M9(a)(f)	3.64†	06/25/35	1,061	5,434
Series 2005-DO1, Class M10(a)(f)	3.64†	05/25/35	1,100	42,110
Series 2005-DO1, Class M11(a)(f)	3.64†	05/25/35	3,078	57,922
Structured Asset Investment Loan Trust
Series 2005-8, Class A3(a)(f)	0.65†	10/25/35	1,781	1,646,799
Series 2005-9, Class M7(a)(f)	1.64†	11/25/35	6,581	13,821
Structured Asset Securities Corp.
Series 2006-BC6, Class A4(a)(f)	0.56†	01/25/37	1,950	731,911
Series 2006-WF1, Class M7(a)(f)	1.34†	02/25/36	3,438	54,362
Series 2005-S4, Class A(b)	4.50/4.50	08/25/35	1,611	465,469
Series 2002-HF1, Class B*(a)(e)(f)	4.54†	01/25/33	1,473	126,846
UCFC Home Equity Loan Series 1998-D, Class BF1(f)	8.97†	04/15/30	37	13,078
Wells Fargo Home Equity Trust
Series 2005-2, Class M8(a)(f)	1.57†	10/25/35	2,576	243,999
Series 2005-2, Class M10(a)(f)	2.89†	10/25/35	8,737	703,905

Total ASSET-BACKED SECURITIES (Cost – $412,632,090)				81,593,583

COMMERCIAL MORTGAGE-BACKED SECURITIES – 4.0%
Bear Stearns Commercial Mortgage Securities
Series 2005-T18, Class A4	4.93	02/13/42	1,176	978,404
Series 2007-PW16, Class A4	5.71†	06/11/40	6,132	4,409,374
Credit Suisse Commercial Mortgage Trust
Series 2007-C3, Class J*(e)	5.72†	06/15/39	2,836	143,173
Series 2007-C3, Class K*(e)	5.72†	06/15/39	3,250	146,565
GS Mortgage Securities Corp. II Series 2007-GG10, Class H*(e)	5.80†	08/10/45	20,000	1,600,000
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2007-LD11, Class K*(e)	5.82†	06/15/49	3,601	185,876

Total COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost – $32,947,296)				7,463,392

NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES – 36.3%
Subordinated Collateralized Mortgage Obligations – 36.3%
American Home Mortgage Assets Series 2006-2, Class 2A1(a)	0.58†	09/25/46	3,224	1,290,339
Amortizing Residential Collateral Trust Series 2001-BC5, Class M1(a)(f)	1.21†	08/25/31	731	236,009
Argent Securities Inc. Series 2006-W1, Class A2B(a)(f)	0.55†	03/25/36	2,562	2,466,489
Banc of America Commercial Mortgage Inc. Series 2007-2, Class A4	5.69†	04/10/49	4,219	2,916,599

See notes to financial statements.

2009 Semi-Annual Report

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.

Portfolio of Investments (Unaudited)

January 31, 2009

	Interest Rate		Maturity	Principal Amount (000s)	Value (Note 2)

NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Countrywide Alternative Loan Trust
Series 2006-OA21, Class A1(a)	0.55	%†	03/20/47	$6,367	$2,623,148
Series 2006-OA12, Class A2(a)	0.57	†	09/20/46	2,567	990,695
Series 2005-51, Class 1A2A(a)	0.65	†	11/20/35	1,961	1,666,442
Series 2005-59, Class 1A2B(a)	0.65	†	11/20/35	443	384,332
Series 2005-59, Class 1A1(a)	0.69	†	11/20/35	8,272	4,160,384
Series 2007-17CB, Class B1	5.75		08/25/37	3,468	490,640
Countrywide Home Loans
Series 2004-29, Class 1A2(a)	0.84	†	02/25/35	685	370,249
Series 2004-29, Class 1B1(a)	1.24	†	02/25/35	2,160	760,709
Series 2005-7, Class IB2(a)	1.89	†	03/25/35	621	12,568
Series 2005-9, Class B1(a)	2.34	†	05/25/35	2,402	25,423
Credit Suisse Mortgage Capital Certificates Series 2006-C4, Class A3	5.47		09/15/39	2,910	1,885,156
Harborview Mortgage Loan Trust
Series 2006-7, Class 2A1A(a)	0.53	†	09/19/46	5,233	2,153,719
Series 2005-2, Class B1(a)(d)	0.80	†	05/19/35	8,185	1,186,333
Series 2005-1, Class B1(a)	0.83	†	03/19/35	7,387	1,444,327
Series 2004-11, Class B2(a)	1.48	†	01/19/35	10,684	961,535
Series 2004-8, Class B4(a)	1.58	†	11/19/34	1,663	116,444
Series 2004-10, Class B4(a)	1.83	†	01/19/35	1,106	22,125
Series 2005-1, Class B4*(a)(e)	2.08	†	03/19/35	6,484	435,369
Series 2005-2, Class B4*(a)(e)	2.08	†	05/19/35	1,115	11,153
Indymac Index Mortgage Loan Trust
Series 2006-AR14, Class 1A4A(a)	0.56	†	11/25/46	3,987	1,619,893
Series 2006-AR4, Class A1B(a)	0.69	†	05/25/46	4,490	1,541,243
IXIS Real Estate Capital Trust Series 2006-HE3, Class A2(a)(f)	0.49	†	01/25/37	5,000	4,531,190
JP Morgan Mortgage Trust
Series 2006-A7, Class B4	5.88	†	01/25/37	993	13,900
Series 2006-A7, Class B5	5.88	†	01/25/37	76	304
Lehman XS Trust
Series 2006-12N, Class A1A2(a)(f)	0.51	†	08/25/46	2,500	2,312,500
Merrill Lynch Mortgage Investors Trust
Series 2006-HE6, Class A2C(a)(f)	0.62	†	11/25/37	2,000	501,760
Series 2006-AF2, Class BF2*(d)(e)	6.25		10/25/36	558	2,790
Series 2006-AF2, Class BF3*(d)(e)	6.25		10/25/36	411	2,053
RESI Finance LP
Series 2005-C, Class B4*(e)	1.04	†	09/10/37	5,334	640,050
Series 2004-B, Class B3*(e)	1.29	†	02/10/36	5,779	1,963,723
Series 2005-D, Class B6*(e)	2.58	†	12/15/37	1,957	151,277
Residential Asset Securities Corp.
Series 2005-KS12, Class A2(a)(f)	0.64	†	01/25/36	4,111	3,467,128
Series 2005-AHL1, Class A2(a)(f)	0.66	†	07/25/35	3,237	2,896,208
Residential Funding Mortgage Security I
Series 2006-S1, Class B1(d)	5.75		01/25/36	699	9,990
Series 2006-S1, Class B2(d)	5.75		01/25/36	387	39

See notes to financial statements.

Hyperion Brookfield Asset Management, Inc.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.

Portfolio of Investments (Unaudited)

January 31, 2009

	Interest Rate		Maturity	Principal Amount (000s)	Value (Note 2)

NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Resix Financial Limited Credit-Linked Note
Series 2005-B, Class B7*(e)	3.49	%†	06/10/37	$5,472	$598,627
Series 2005-C, Class B7*(e)	3.49	†	09/10/37	4,750	569,947
Series 2006-1, Class B7*(e)	3.64	†	12/25/37	832	83,462
Series 2004-C, Class B7*(e)	3.89	†	09/10/36	3,639	909,834
Series 2005-C, Class B8*(e)	4.14	†	09/10/37	3,325	232,063
Series 2005-B, Class B8*(e)	4.29	†	06/10/37	1,634	130,242
Series 2004-B, Class B7*(e)	4.39	†	02/10/36	1,643	336,241
Series 2006-C, Class B9*(e)	4.48	†	07/15/38	2,983	95,441
Series 2005-D, Class B7*(e)	4.58	†	12/15/37	2,511	239,055
Series 2004-A, Class B7*(e)	4.64	†	02/10/36	1,586	503,071
Series 2007-A, Class B10*(e)	5.08	†	02/15/39	2,961	80,541
Series 2006-1, Class B9*(e)	5.39	†	12/25/37	791	59,779
Series 2005-D, Class B8*(e)	6.08	†	12/15/37	2,340	215,263
Series 2003-D, Class B7*(e)	6.14	†	12/10/35	4,300	1,504,964
Series 2003-C, Class B7*(e)	6.39	†	09/10/35	4,501	1,691,644
Series 2003-CB1, Class B7*(e)	6.39	†	06/10/35	2,041	1,116,068
Series 2006-C, Class B11*(e)	7.58	†	07/15/38	2,485	173,981
Series 2006-1, Class B10*(e)	7.64	†	12/25/37	395	30,206
Series 2007-A, Class B12*(e)	8.33	†	02/15/39	1,481	29,314
Series 2006-C, Class B12*(e)	9.58	†	07/15/38	3,641	291,254
Sequoia Mortgage Trust
Series 2005-3, Class B1(a)	0.73	†	05/20/35	3,872	1,585,053
Series 2004-10, Class B1(a)(d)	0.86	†	11/20/34	2,036	1,481,479
Series 2004-9, Class B1(a)	0.87	†	10/20/34	3,553	3,094,547
Series 2004-3, Class M1(a)	1.11	†	05/20/34	1,813	732,790
Specialty Underwriting & Residential Finance Series 2006-BC5, Class M1(a)(f)	0.63	†	11/25/37	10,032	594,316
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-5, Class A3	0.62	†	05/25/35	576	178,317
Series 2005-7, Class B42	1.69	†	03/25/35	766	30,634
Series 2005-7, Class B52	1.69	†	03/25/35	547	10,930
Structured Asset Mortgage Investments Inc.
Series 2006-AR7, Class A1A(a)	0.60	†	08/25/36	2,795	1,118,751
Series 2005-AR6, Class 2A1(a)	0.70	†	09/25/45	1,362	617,064
Washington Mutual
Series 2005-AR1, Class B2(a)(d)	1.34	†	01/25/45	3,258	739,611
Series 2005-AR2, Class B9(a)(d)	1.59	†	01/25/45	1,505	106,827
Series 2005-AR2, Class B10*(a)(e)	1.59	†	01/25/45	6,667	394,834
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR13, Class B1	5.75	†	09/25/36	6,857	1,190,999
Series 2006-AR13, Class B5	5.75	†	09/25/36	540	1,243
Series 2006-14, Class B4*(e)	6.00		11/25/36	1,643	20,538

See notes to financial statements.

2009 Semi-Annual Report

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.

Portfolio of Investments (Unaudited)

January 31, 2009

	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)

NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Series 2006-15, Class B5*(d)(e)	6.00%	11/25/36	$2,360	$11,801
Series 2006-15, Class B6*(e)	6.00	11/25/36	207	4,139

Total Subordinated Collateralized Mortgage Obligations (Cost – $205,806,896)				67,069,105

Total NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (Cost – $205,806,896)				67,069,105

SHORT TERM INVESTMENTS – 12.4%
Federal Home Loan Bank Discount Notes(c)	0.14	02/03/09	5,000	4,999,967
Federal Home Loan Bank Discount Notes(c)	0.21	02/10/09	10,000	9,999,700
Federal Home Loan Bank Discount Notes(c)	0.27	02/19/09	7,000	6,999,440
Federal National Mortgage Association Discount Notes(c)	0.46	03/06/09	860	859,828

Total SHORT TERM INVESTMENTS (Cost – $22,858,634)				22,858,935
Total Investments – 106.8% (Cost – $692,761,609)				197,341,616
Liabilities in Excess of Other Assets – (6.8)%				(12,518,329)

NET ASSETS – 100.0%				$184,823,287

@	—	Portion or entire principal amount delivered as collateral for reverse repurchase agreements. (Note 6)
*	—	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2009, the total value of all such investments was $47,414,035, or 25.65% of net assets.
†	—	Variable Rate Security – Interest rate shown is the rate in effect as of January 31, 2009.
(a)	—	Security is a “step-up” bond where the coupon increases or steps up at a predetermined date. At that date the coupon increases to LIBOR plus a predetermined margin.
(b)	—	Security is a “step-up” bond where the coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
(c)	—	Zero-coupon note – Interest rate represents current yield to maturity.
(d)	—	Security is valued in good faith pursuant to the fair value procedures adopted by the Board of Directors. As of January 31, 2009, the total value of all such securities was $8,624,659, or 4.67% of net assets.
(e)	—	Private Placement.
(f)	—	Investment in subprime security. As of January 31, 2009, the total value of all such investments was $50,581,812, or 27.37% of net assets.
ABS	—	Asset-Backed Security.
CDO	—	Collateralized Debt Obligation.
NIM	—	Net Interest Margin.

See notes to financial statements.

Hyperion Brookfield Asset Management, Inc.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.

Statement of Assets and Liabilities (Unaudited)

January 31, 2009

Assets:
Investments in securities, at market (cost $669,902,975) (Note 2)	$174,482,681
Investments in short term securities, at market (cost $22,858,634)	22,858,935

Total investments (cost $692,761,609)	197,341,616
Cash	993,992
Cash collateral held by third parties for margin requirement on swap contracts	13,920,000
Receivable for investments sold	4,403,866
Interest and other receivables	874,064
Receivable for variation margin	29,063
Prepaid expenses	225,905

Total assets	217,788,506

Liabilities:
Reverse repurchase agreements (Note 6)	16,373,000
Interest payable for reverse repurchase agreements (Note 6)	3,544
Payable for investments purchased	2,247,016
Unrealized depreciation on swap contracts (Note 8)	12,355,119
Net swap premium received	1,824,694
Investment advisory fee payable (Note 4)	64,073
Administration fee payable (Note 4)	700
Accrued expenses and other liabilities	97,073

Total liabilities	32,965,219

Net Assets (equivalent to $2.16 per share based on 85,443,638 shares issued and outstanding)	$184,823,287

Composition of Net Assets:
Capital stock, at par value ($0.01, 200,000,000 shares authorized) (Note 7)	$854,436
Additional paid-in capital (Note 7)	771,322,462
Distributions in excess of net investment income	(3,234,949)
Accumulated net realized loss on investments, swap contracts and futures	(75,405,527)
Net unrealized depreciation on investments, swap contracts and futures	(508,713,135)

Net assets applicable to capital stock outstanding	$184,823,287

See notes to financial statements.

2009 Semi-Annual Report

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.

Statement of Operations (Unaudited)

For the Six Months Ended January 31, 2009

Investment Income (Note 2):
Interest	$21,201,719

Expenses:
Investment advisory fees (Note 4)	487,897
Administration fees (Note 4)	4,033
Insurance	62,418
Custodian	50,125
Directors’ fees	30,247
Audit and tax services	24,701
Reports to stockholders	17,351
Legal fees	15,191
Transfer agent fees	11,163
Miscellaneous	7,188

Total operating expenses	710,314
Interest expense on reverse repurchase agreements (Note 6)	262,479

Total expenses	972,793
Less expenses waived by the investment advisor (Note 4)	(226,433)

Net expenses	746,360

Net investment income	20,455,359

Realized and Unrealized Gain (Loss) on Investments (Notes 2 and 8):
Net realized loss on:
Investment transactions	(35,693,258)
Swap contracts	(12,348,586)
Futures transactions	(4,619,873)

Net realized loss on investment transactions, swap contracts and futures transactions	(52,661,717)

Net change in unrealized appreciation/depreciation on:
Investments	(71,896,156)
Swap contracts	11,495,568
Futures	(484,730)

Net change in unrealized depreciation on investments, swap contracts and futures	(60,885,318)

Net realized and unrealized loss on investments, swap contracts and futures	(113,547,035)

Net decrease in net assets resulting from operations	$(93,091,676)

See notes to financial statements.

Hyperion Brookfield Asset Management, Inc.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.

Statements of Changes in Net Assets

	For the Six Months Ended January 31, 2009 (Unaudited)	For the Year Ended July 31, 2008
Increase (Decrease) in Net Assets Resulting from Operations:
Net investment income	$20,455,359	$51,795,753
Net realized loss on investment transactions, swap contracts and futures transactions	(52,661,717)	(24,080,621)
Net change in unrealized depreciation on investments, swap contracts and futures	(60,885,318)	(368,687,317)

Net decrease in net assets resulting from operations	(93,091,676)	(340,972,185)

Dividends to Stockholders (Note 2):
Net investment income	(24,057,312)	(51,109,937)

Capital Stock Transactions (Note 7):
Net proceeds from sales of shares	—	60,000,000
Reinvestment of distributions	23,972,576	50,422,580
Cost of shares tendered	(81)	(139,694,328)

Net increase (decrease) from capital stock transactions	23,972,495	(29,271,748)

Total decrease in net assets	(93,176,493)	(421,353,870)
Net Assets:
Beginning of period	277,999,780	699,353,650

End of period (including (distributions in excess of) / undistributed net investment income of ($3,234,949) and $367,004, respectively)	$184,823,287	$277,999,780

Share Transactions:
Sale of shares	—	8,132,863
Reinvested shares	10,847,321	9,436,219
Shares tendered	(23)	(20,010,636)

Net increase (decrease) in shares	10,847,298	(2,441,554)

See notes to financial statements.

2009 Semi-Annual Report

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.

Statement of Cash Flows (Unaudited)

For the Six Months Ended January 31, 2009

Increase (Decrease) in Cash:

Cash flows provided by (used for) operating activities:
Net decrease in net assets resulting from operations	$(93,091,676)
Adjustments to reconcile net decrease in net assets from operations to net cash provided by operating activities:
Proceeds from disposition of long-term portfolio investments and principal paydowns	72,857,350
Purchases of long-term portfolio investments	(68,142,787)
Sales of short-term portfolio investments, net	10,909,458
Decrease in interest and other receivables	1,418,520
Increase in receivable for investments sold	(4,403,866)
Decrease in net swap premiums received	(1,137,806)
Increase in prepaid expenses	(153,706)
Increase in variation margin receivable	(29,063)
Decrease in variation margin payable	(171,781)
Decrease in interest payable for reverse repurchase agreements	(29,988)
Increase in payable for investments purchased	2,247,016
Increase in investment advisory fee payable	7,698
Increase in administration fee payable	33
Decrease in accrued expenses	(23,312)
Net amortization and paydown losses on investments	(25,135,672)
Unrealized depreciation on investments	71,896,156
Unrealized appreciation on swaps	(11,495,568)
Net realized loss on investment transactions	35,693,258

Net cash used for operating activities	(8,785,736)

Cash flows used for financing activities:
Payment on shares redeemed	(81)
Net cash used for reverse repurchase agreements	(3,538,000)
Dividends paid to stockholders, net of reinvestments	(132,031)

Net cash used for financing activities	(3,670,112)

Net decrease in cash	(12,455,848)
Cash at beginning of period	27,369,840

Cash at end of period	$14,913,992

Supplemental Disclosure of Cash Flow Information:

Interest payments for the six months ended January 31, 2009 totaled $292,467.

Non-cash financing activities included reinvestment of dividends of $23,972,576.

Cash at the beginning of the period includes $26,816,079 held by third parties for margin requirements on swap contracts.

Cash at the end of the period includes $13,920,000 held by third parties for margin requirements on swap contracts.

See notes to financial statements.

Hyperion Brookfield Asset Management, Inc.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.

Financial Highlights

	For the Six Months Ended January 31, 2009 (Unaudited)		For the Year Ended July 31,
			2008	2007	2006	2005	2004*
Per Share Operating Performance:
Net asset value, beginning of period	$3.73		$9.08	$10.25	$10.13	$9.98	$10.00

Net investment income	0.28		0.74	0.97	0.77	0.70	0.33	**
Net realized and unrealized gain (loss) on investments, short sales, futures transactions and swap contracts	(1.53)		(5.36)	(1.11)	0.15	0.24	(0.12)

Net increase (decrease) in net asset value resulting from operations	(1.25)		(4.62)	(0.14)	0.92	0.94	0.21

Dividends from net investment income	(0.32)		(0.73)	(0.97)	(0.78)	(0.70)	(0.23)
Dividends from net realized gains	—		—	(0.06)	(0.02)	(0.09)	0.00	†

Total dividends	(0.32)		(0.73)	(1.03)	(0.80)	(0.79)	(0.23)

Net asset value, end of period	$2.16		$3.73	$9.08	$10.25	$10.13	$9.98

Total Investment Return	(30.44	)%(1)	(53.04)%	(1.85)%	9.43%	9.63%	2.10	%(1)

Ratios to Average Net Assets/Supplementary Data:
Net assets, end of period (000s)	$184,823		$278,000	$699,354	$680,288	$557,568	$425,309
Operating expenses	0.60	%(2)	0.53%	0.48%	0.47%	0.49%	0.56	%(2)
Interest expense	0.22	%(2)	0.51%	0.72%	1.42%	0.91%	0.20	%(2)
Total expenses	0.82	%(2)	1.04%	1.20%	1.89%	1.40%	0.76	%(2)
Total expenses including fee waiver and excluding interest expense	0.41	%(2)	0.41%	0.41%	0.41%	0.41%	0.41	%(2)
Net investment income	17.19	%(2)	10.91%	9.74%	7.62%	7.23%	5.65	%(2)
Portfolio turnover rate	32	%(1)	10%	38%	40%	59%	14	%(1)

† Rounds to less than $0.01.

(1) Not Annualized.

(2) Annualized.

* Commenced operations on December 17, 2003.

** Calculated based on the average shares outstanding during the period.

See notes to financial statements.

2009 Semi-Annual Report

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.

Notes to Financial Statements (Unaudited)

January 31, 2009

1. The Fund

Hyperion Brookfield Collateralized Securities Fund, Inc. (the “Fund”) was incorporated under the laws of the State of Maryland on November 4, 2003 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund commenced operations on December 17, 2003. Prior to December 17, 2003, the Fund had no operations other than the sale and issuance of 10,000 of its common shares for $100,000 to Hyperion Brookfield Asset Management, Inc. (the “Advisor”).

The Fund’s investment objective is to provide high income by predominantly investing in asset-backed securities and mortgage-backed securities. No assurance can be given that the Fund’s investment objective will be met.

2. Significant Accounting Policies

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation of Investments: Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the latest price furnished by an independent pricing service or a broker-dealer. Short-term debt securities with remaining maturities of sixty days or less are valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of the Advisor’s Valuation Committee, does not represent market value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last quoted price as of the close of business on the valuation date. Equity securities for which no sales were reported for that date are valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Advisor, those securities will be valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee using procedures established by and under the supervision of the Fund’s Board of Directors. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. The Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period or (4) the Advisor determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security and (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve and credit quality.

Hyperion Brookfield Asset Management, Inc.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.

Notes to Financial Statements (Unaudited)

January 31, 2009

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Fund has adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective August 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 -	quoted prices in active markets for identical investments
•	Level 2 -	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s investments carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$—	$(938,023)
Level 2 — Other Significant Observable Inputs	45,176,301	—
Level 3 — Significant Unobservable Inputs	152,165,315	(12,355,119)

Total	$197,341,616	$(13,293,142)

2009 Semi-Annual Report

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.

Notes to Financial Statements (Unaudited)

January 31, 2009

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Securities	Other Financial Instruments*
Balance as of July 31, 2008	$249,276,002	$(23,946,316)
Accrued discounts/premiums	4,103,070	—
Realized loss	(13,012,737)	(12,493,491)
Change in unrealized appreciation (depreciation)	(67,027,093)	11,591,197
Net purchases (sales)	(21,173,927)	12,493,491
Transfers in and/or out of Level 3	—	—

Balance as of January 31, 2009	$152,165,315	$(12,355,119)

*	Other financial instruments include futures and swap contracts.

Valuation of and Basis of Accounting for Loans Receivable: Loans receivable are carried at fair value, which is considered equal to the present value of the expected future cash flows discounted at the loan’s effective interest rate, or collateral value, if the loan is collateral dependent. Interest income on loans receivable is accrued based upon the principal amount outstanding.

Investment Transactions and Investment Income: Securities transactions are recorded on the trade date. Realized gains and losses from securities transactions are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are accreted and amortized, respectively, on a daily basis, using the effective yield to maturity method adjusted based on management’s assessment of the collectability of such interest.

Taxes: The Fund intends to continue to qualify and to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its stockholders. Therefore, no federal income or excise tax provision is required. The Fund may incur excise tax to the extent it has not distributed all of its taxable income on a calendar year basis.

FASB has issued FASB Interpretation No. 48 (“FIN 48”), “Accounting for Uncertainty in Income Taxes”. FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the taxing authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be booked as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of a deferred tax asset; an increase in deferred tax liability; or a combination thereof. As of January 31, 2009, the Fund has implemented FIN 48 and has determined that there is no impact on its financial statements.

The Fund has reviewed all taxable years that are open for examination (i.e., not barred by the applicable statute of limitations) by taxing authorities of all major jurisdictions, including the Internal Revenue Service. As of January 31, 2009, open taxable years consisted of the taxable years ended July 31, 2005 through July 31, 2008. No examination of the Fund is currently in progress.

Distributions to Stockholders: Distributions from net investment income and net realized capital gains (including net short term capital gains), if any, are declared and paid at least annually to stockholders. Distributions to stockholders are recorded on the ex-dividend date.

Dividends from net investment income and realized capital gains from investment transactions have been determined in accordance with Federal income tax regulations and may differ from net investment income and realized gains recorded by the Fund for financial reporting purposes. These differences, which could be

Hyperion Brookfield Asset Management, Inc.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.

Notes to Financial Statements (Unaudited)

January 31, 2009

temporary or permanent in nature, may result in a reclassification of distributions; however, net investment income, net realized gains and net assets are not affected.

Repurchase Agreements: The Fund may invest in repurchase agreements. A repurchase agreement is an agreement by which the Fund purchases securities from a third party with the commitment that they will be repurchased by the seller at a fixed price on an agreed upon future date. The Fund, through its custodian, receives delivery of the underlying collateral, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. The Advisor is responsible for determining that the value of these underlying securities is sufficient at all times. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Swap Agreements: The Fund may enter into swap agreements to manage its exposure to various risks. An interest rate swap agreement involves the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A total rate of return swap agreement is a derivative contract in which one party (the receiver) receives the total return of a specific index on a notional amount of principal from a second party (the seller) in return for paying a funding cost, which is usually quoted in relation to the London Inter-Bank Offered Rate (“LIBOR”). During the life of the agreement, there are periodic exchanges of cash flows in which the index receiver pays the LIBOR-based interest on the notional principal amount and receives (or pays if the total return is negative or spreads widen) the index total return on the notional principal amount. A credit default swap is an agreement between a protection buyer and a protection seller whereby the buyer agrees to periodically pay the seller a premium, generally expressed in terms of interest on a notional principal amount, over a specified period in exchange for receiving compensation from the seller when an underlying reference debt obligation or index of reference debt obligations is subject to one or more specified adverse credit events (such as bankruptcy, failure to pay, acceleration of indebtedness, restructuring, or repudiation/moratorium). The Fund will become a protection seller to take on credit risk in order to earn a premium. The Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Swaps are marked to market based upon quotations from market makers and the change, if any, along with an accrual for periodic payments due or owed is recorded as unrealized gain or loss in the Statement of Operations. Net payments on swap agreements are included as part of realized gain/loss in the Statement of Operations. Payments paid or received upon the opening of a swap agreement are included in Swap premiums paid or received in the Statement of Assets and Liabilities. These upfront payments are recorded as realized gain or loss in the Statement of Operations upon the termination or maturity of the swap. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized in the Statement of Assets and Liabilities. Such risks include the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform, that there may be unfavorable changes in the fluctuation of interest rates or the occurrence of adverse credit events on reference debt obligations. See Note 8 for a summary of all open swap agreements as of January 31, 2009.

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract.

The Fund invests in financial futures contracts to hedge against fluctuations in the value of portfolio securities caused by changes in prevailing market interest rates. Should interest rates move unexpectedly, the Fund may

2009 Semi-Annual Report

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.

Notes to Financial Statements (Unaudited)

January 31, 2009

not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The Fund is at risk that it may not be able to close out a transaction because of an illiquid market.

Cash Flow Information: The Fund invests in securities and distributes dividends and distributions which are paid in cash or are reinvested at the discretion of stockholders. These activities are reported in the Statement of Changes in Net Assets. Additional information on cash receipts and cash payments is presented in the Statement of Cash Flows. Cash, as used in the Statement of Cash Flows, is the amount reported as “Cash” in the Statement of Assets and Liabilities, and does not include short-term investments.

Accounting practices that do not affect reporting activities on a cash basis include carrying investments at value and accreting discounts and amortizing premiums on debt obligations.

3. Risks of Investing in Asset-Backed Securities and Below Investment Grade Securities

The value of asset-backed securities may be affected by, among other factors, changes in: interest rates, the market’s assessment of the quality of the underlying assets, the creditworthiness of the servicer for the underlying assets, information concerning the originator of the underlying assets, or the creditworthiness or rating of the entities that provide any supporting letters of credit, surety bonds, derivative instruments, or other credit enhancement. The value of asset-backed securities also will be affected by the exhaustion, termination or expiration of any credit enhancement.

The Fund has investments in below investment grade debt securities, including mortgage-backed and asset-backed securities. Below investment grade securities, commonly known as “junk bonds,” involve a higher degree of credit risk than investment grade debt securities. In the event of an unanticipated default, the Fund would experience a reduction in its income, a decline in the market value of the securities so affected and a decline in the NAV of its shares. During an economic downturn or period of rising interest rates, highly leveraged and other below investment grade issuers frequently experience financial stress that could adversely affect their ability to service principal and interest payment obligations, to meet projected business goals and to obtain additional financing. The market prices of below investment grade debt securities generally are less sensitive to interest rate changes than higher-rated investments but are more sensitive to adverse economic or political changes or individual developments specific to the issuer than higher-rated investments. Periods of economic or political uncertainty and change can be expected to result in significant volatility of prices for these securities. Rating services consider these securities to be speculative in nature.

Below investment grade securities may be subject to market conditions, events of default or other circumstances which cause them to be considered “distressed securities.” Distressed securities frequently do not produce income while they are outstanding. The Fund may be required to bear certain extraordinary expenses in order to protect and recover its investments in certain distressed securities. Therefore, to the extent the Fund seeks capital growth through investment in such securities, the Fund’s ability to achieve current income for its stockholders may be diminished. The Fund also is subject to significant uncertainty as to when and in what manner and for what value the obligations evidenced by distressed securities will eventually be satisfied (e.g., through a liquidation of the obligor’s assets, an exchange offer or plan of reorganization involving the securities or a payment of some amount in satisfaction of the obligation). In addition, even if an exchange offer is made or a plan of reorganization is adopted with respect to distressed securities held by the Fund, there can be no assurance that the securities or other assets received by the Fund in connection with such exchange offer or plan of reorganization will not have a lower value or income potential than may have been anticipated when the investment was made. Moreover, any securities received by the Fund upon completion of an exchange offer or plan of reorganization may be restricted as to resale. As a result of the Fund’s participation in negotiations with respect to any exchange offer or plan of reorganization with respect to an issuer of such securities, the Fund may be restricted from disposing of distressed securities.

Hyperion Brookfield Asset Management, Inc.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.

Notes to Financial Statements (Unaudited)

January 31, 2009

4. Investment Advisory Agreements and Affiliated Transactions

The Fund has entered into an Investment Advisory Agreement with the Advisor under which the Advisor is responsible for the management of the Fund’s portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. The Investment Advisory Agreement provides, among other things, that the Advisor will bear all expenses of its employees and overhead incurred in connection with its duties under the Investment Advisory Agreement, and will pay all salaries of the Fund’s directors and officers who are affiliated persons (as such term is defined in the 1940 Act) of the Advisor. The Investment Advisory Agreement provides that the Fund shall pay the Advisor a monthly fee for its services which are equal to 0.41% for the Fund’s first five fiscal years and 0.40% for all subsequent years of the average weekly net asset value of the Fund.

The Advisor has agreed to either waive its management fee or reimburse the ongoing expenses of the Fund to the extent that such expenses, excluding interest expense and extraordinary expenses, exceed the management fee. During the six months ended January 31, 2009, the Advisor earned $487,897 in investment advisory fees, of which the Advisor has waived $226,433 of its fees.

Under the Investment Advisory Agreement, the Advisor also serves as the administrator of the Fund. The Advisor entered into a sub-administration agreement with State Street Bank and Trust Company (the “Sub-Administrator”). The Advisor and Sub-Administrator perform administrative services necessary for the operation of the Fund, including maintaining certain books and records of the Fund and preparing reports and other documents required by federal, state, and other applicable laws and regulations, and providing the Fund with administrative office facilities. For these services, the Fund pays to the Advisor a monthly fee which is included as part of the monthly fee discussed above. The Advisor is responsible for any fees due the Sub-Administrator, except for N-Q filing fees.

Certain officers and/or directors of the Fund are officers and/or directors of the Advisor.

5. Purchases and Sales of Investments

Purchases and sales of investments, excluding short-term securities, U.S. Government securities, short sales and reverse repurchase agreements, for the six months ended January 31, 2009, were $68,120,563 and $71,881,249, respectively. Purchase and sales of U.S. Government securities for the six months ended January 31, 2009 were $22,224 and $976,101, respectively. For the purposes of this footnote, U.S. Government securities may include securities issued by the U.S. Treasury, Federal Home Loan Mortgage Corporation and Federal National Mortgage Association.

6. Borrowings

The Fund may enter into reverse repurchase agreements with the same parties with whom it enters into repurchase agreements. Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Fund unless, at the time it enters into a reverse repurchase agreement, it establishes and maintains a segregated account with its custodian containing securities from its portfolio having a value not less than the repurchase price (including accrued interest). The Fund has established and maintained such an account for each of its reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement

2009 Semi-Annual Report

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.

Notes to Financial Statements (Unaudited)

January 31, 2009

may effectively be restricted pending such decision. Also, the Fund would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreement.

As of January 31, 2009, the Fund had the following reverse repurchase agreements outstanding:

Face Value	Description	Maturity Amount
$8,986,000	Credit Suisse, 0.60%, dated 01/20/09, maturity date 02/19/09	$8,990,493
1,994,000	Credit Suisse, 0.60%, dated 01/20/09, maturity date 02/19/09	1,994,997
5,393,000	Credit Suisse, 0.75%, dated 01/20/09, maturity date 02/19/09	5,396,371

$16,373,000

	Maturity Amount, Including Interest Payable	$16,381,861

	Market Value of Assets Sold under Agreements	$18,356,601

	Weighted Average Interest Rate	0.65%

The average daily balance of reverse repurchase agreements outstanding during the six months ended January 31, 2009 was approximately $17,177,288 at a weighted average interest rate of 2.99%. The maximum amount of reverse repurchase agreements outstanding at any time during the six months ended January 31, 2009 was $20,839,283 as of August 24, 2008, which was 6.98% of total assets.

7. Capital Stock

There are 200 million shares of $0.01 par value common stock authorized. Of the 85,443,638 shares outstanding at January 31, 2009, the Advisor owned 14,610 shares. On September 1, 2006, the Fund purchased 2,010,872 shares of its common stock, whose value amounted to $20,752,206. On September 1, 2007, the Fund purchased approximately 40 shares of its common stock, whose value amounted to $325. On December 7, 2007, the Fund purchased 17,845,121 shares of its common stock, whose value amounted to $125,986,548. On February 1, 2008, the Fund purchased 2,165,475 shares of its common stock, whose value amounted to $13,707,456. On September 30, 2008, the Fund purchased 23 shares of its common stock, whose value amounted to $81.

8. Financial Instruments

The Fund regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, futures contracts and swap agreements and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. During the six months ended January 31, 2009, the Fund had segregated sufficient cash and/or securities to cover any commitments under these contracts.

As of January 31, 2009, the following swap agreement was outstanding:

Credit Default Swaps – Sell Protection

Notional Amount(1)	Expiration Date	Description	Net Unrealized Depreciation(2)
$15,000,000	08/25/37	Agreement with Royal Bank of Scotland, dated 09/18/07, to receive monthly the notional amount multiplied by 0.15% and pay in the event of a writedown, failure to pay a principal payment or an interest shortfall on ABX-HE-AA-07-1	$(12,355,119)

(1)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the particular swap agreement.

Hyperion Brookfield Asset Management, Inc.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.

Notes to Financial Statements (Unaudited)

January 31, 2009

(2)

Net unrealized depreciation when netted with upfront cash premiums paid represents the current fair value of credit derivatives and serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entities’ credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

As of January 31, 2009, the Fund had the following short futures contract outstanding:

Notional Amount	Type	Expiration Date	Cost at Trade Date	Value at January 31, 2009	Unrealized Depreciation
$18,600,000	10 Yr U.S. Treasury Note	March 2009	$21,878,946	$22,816,969	$(938,023)

9. Federal Income Tax Information

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

During the six months ended January 31, 2009, the tax character of the $24,057,312 of distributions paid was entirely from ordinary income. During the year ended July 31, 2008, the tax character of the $51,109,937 of distributions paid was entirely from ordinary income.

At July 31, 2008, the components of net assets (excluding paid-in-capital) on a tax basis were as follows:

Undistributed ordinary income	$462,623
Capital loss carryforward	(15,695,217)
Post-October losses	(7,501,886)
Unrealized depreciation	$(447,470,143)

The capital loss carryforward amount will expire in the year 2016. To the extent future capital gains are offset by capital loss carryforwards, such gains will not be distributed. The differences between the components of net assets on a tax basis as presented above and undistributed (distributions in excess of) net investment income, accumulated net realized loss and net unrealized depreciation as reported in the Statement of Asset and Liabilities is due to temporary book/tax differences related to swap income/expense, the mark to market of unrealized gains and losses on futures and the deferral of post-October losses for tax purposes.

Federal Income Tax Basis: The federal income tax basis of the Fund’s investments as of January 31, 2009 was $692,761,609. Net unrealized depreciation was $495,419,993 (gross unrealized appreciation—$124,771; gross unrealized depreciation—$495,544,764).

10. Contractual Obligations

The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

11. Designation of Restricted Illiquid Securities

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Aircraft Finance Trust Series 1999-1A, Class A1	0.81%	05/15/24	08/09/04- 05/05/05	$12,251,625	$6,012,500	3.3%
Ameriquest Finance NIM Trust Series 2002-N4A, Class Note	10.33	09/25/32	12/19/03	29	29	0.0
Credit Suisse Commercial Mortgage Trust Series 2007-C3, Class K	5.72	06/15/39	06/19/07	2,846,627	146,565	0.1

2009 Semi-Annual Report

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.

Notes to Financial Statements (Unaudited)

January 31, 2009

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Harborview Mortgage Loan Trust Series 2005-1, Class B4	2.08%	03/19/35	02/11/05- 07/28/06	$5,932,876	$435,369	0.2%
Harborview Mortgage Loan Trust Series 2005-2, Class B4	2.08	05/19/35	07/28/06	1,050,188	11,153	0.0
Merrill Lynch Mortgage Investors Trust Series 2006-AF2, Class BF2	6.25	10/25/36	11/02/06	385,744	2,790	0.0
Merrill Lynch Mortgage Investors Trust Series 2006-AF2, Class BF3	6.25	10/25/36	11/02/06	159,362	2,053	0.0
Option One Mortgage Loan Trust Series 2004-1, Class M7	3.89	01/25/34	01/08/04	1,405,425	33,582	0.0
Option One Mortgage Loan Trust Series 2006-1, Class M10	2.89	01/25/36	01/20/06	796,337	5,070	0.0
Quest Trust Series 2005-X2, Class M1	1.89	12/25/35	09/29/05	5,761,000	202,096	0.1
Resix Financial Limited Credit-Linked Note Series 2004-B, Class B7	4.39	02/10/36	05/21/04	1,642,604	336,241	0.2
Resix Financial Limited Credit-Linked Note Series 2004-C, Class B7	3.89	09/10/36	09/23/04	3,639,337	909,834	0.5
Resix Financial Limited Credit-Linked Note Series 2005-B, Class B7	3.49	06/10/37	06/17/05	5,471,907	598,627	0.3
Resix Financial Limited Credit-Linked Note Series 2005-B, Class B8	4.29	06/10/37	06/17/05	1,634,152	130,242	0.1
Resix Financial Limited Credit-Linked Note Series 2005-C, Class B7	3.49	09/10/37	09/09/05	4,749,556	569,947	0.3
Resix Financial Limited Credit-Linked Note Series 2005-C, Class B8	4.14	09/10/37	09/09/05	3,324,689	232,063	0.1
Resix Financial Limited Credit-Linked Note Series 2005-D, Class B7	4.58	12/15/37	12/09/05	2,511,086	239,055	0.1
Resix Financial Limited Credit-Linked Note Series 2005-D, Class B8	6.08	12/15/37	12/09/05	2,339,812	215,263	0.1
Resix Financial Limited Credit-Linked Note Series 2006-1, Class B9	5.39	12/25/37	05/26/06	790,724	59,779	0.0
Resix Financial Limited Credit-Linked Note Series 2006-1, Class B10	7.64	12/25/37	05/25/06	395,362	30,206	0.0
Resix Financial Limited Credit-Linked Note Series 2006-C, Class B9	4.48	07/15/38	09/14/06	2,982,534	95,441	0.1
Resix Financial Limited Credit-Linked Note Series 2006-C, Class B11	7.58	07/15/38	09/14/06	2,485,445	173,981	0.1
Resix Financial Limited Credit-Linked Note Series 2006-C, Class B12	9.58	07/15/38	09/14/06	3,640,680	291,254	0.2
Resix Financial Limited Credit-Linked Note Series 2007-A, Class B10	5.08	02/15/39	01/24/07	2,961,055	80,541	0.1
Resix Financial Limited Credit-Linked Note Series 2007-A, Class B12	8.33	02/15/39	01/24/07	1,480,527	29,314	0.0
Sail Net Interest Margin Notes Series 2004-BNCA, Class B	6.75	09/27/34	08/04/04	638,830	64	0.0
Sail Net Interest Margin Notes Series 2004-BN2A, Class B	7.00	12/27/34	12/16/04	292,398	29	0.0
Soundview Home Equity Loan Trust Series 2005-4, Class M10	2.89	03/25/36	04/28/06	1,401,863	15,000	0.0
Structured Asset Securities Corp. Series 2002-HF1, Class B	4.54	01/25/33	12/02/04- 07/19/05	1,746,378	126,846	0.1

Hyperion Brookfield Asset Management, Inc.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.

Notes to Financial Statements (Unaudited)

January 31, 2009

Restricted Securities	Interest Rate	Maturity	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Washington Mutual Series 2005-AR2, Class B10	1.59%	01/25/45	01/20/05	$5,670,044	$394,834	0.2%
Wells Fargo Mortgage-Backed Securities Trust Series 2006-14, Class B4	6.00	11/25/36	10/11/06	1,447,836	20,538	0.0
Wells Fargo Mortgage-Backed Securities Trust Series 2006-15, Class B5	6.00	11/25/36	10/11/06	1,639,778	11,801	0.0
Wells Fargo Mortgage-Backed Securities Trust Series 2006-15, Class B6	6.00	11/25/36	10/11/06	91,640	4,139	0.0

					$11,416,246	6.2%

12. New Accounting Pronouncements

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal periods and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about the Fund’s derivative and hedging activities. The Advisor is currently evaluating the impact the adoption of FAS 161 will have on the Fund’s financial statements and disclosures.

In September 2008, FASB also issued FASB Staff Position No. FAS 133-1 and FIN 45-4, “Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45; and Clarification of the Effective Date of FASB Statement No. 161”. The guidance amends FASB Statement No. 133, “Accounting for Derivative Instruments and Hedging Activities” (“FAS 133”), and also amends FASB Interpretation No. 45, “Guarantor’s Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others” (“FIN 45”). The amendments to FAS 133 include required disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. The amendments to FIN 45 require additional disclosures about the current status of the payment/performance risk of a guarantee. All changes to accounting policies have been made in accordance with the position and incorporated for the current period as part of the notes to financial statements.

2009 Semi-Annual Report

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.

Information Concerning Directors and Officers (Unaudited)

The following tables provide the information concerning the directors and officers of Hyperion Brookfield Collateralized Securities Fund, Inc. (the “Fund”).

Directors of the Fund

Name, Address and Age	Position(s) Held with Fund and Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Director	Number of Portfolios in Fund Complex Overseen by Director

Robert F. Birch c/o Three World Financial Center, 200 Vesey Street, 10th Floor, New York, New York 10281-1010 Age 72	Director, Member of the Audit Committee, Member of the Nominating and Compensation Committee Elected since June 2004	Director of several investment companies advised by the Advisor (1998-Present); President and Director of New America High Income Fund (1992-Present); Director of Brandywine Funds (3) (2001-2008).	11

Rodman L. Drake c/o Three World Financial Center, 200 Vesey Street, 10th Floor, New York, New York 10281-1010 Age 65	Director, Member of the Audit Committee, Chairman of the Nominating and Compensation Committee Elected since May 2005	Chairman (since 2003) and Director of several investment companies advised by the Advisor (1989-Present); Director and/or Lead Director of Crystal River Capital, Inc. (“CYRV”) (2005-Present); Director of Celgene Corporation (“CELG”) (2006-Present); Director of Student Loan Corporation (“STU”) (2005-Present); Director of Apex Silver Corp. (“APXSQ”) (2007-2009); General Partner of Resource Capital Fund II & III CIP L.P. (1998-2006); Co-founder, Baringo Capital LLC (2002-Present); Director of Jackson Hewitt Tax Services Inc. (“JTX”) (2004-Present); Director of Animal Medical Center (2002-Present); Director and/or Lead Director of Parsons Brinckerhoff, Inc. (1995-2008); Trustee and Chairman of Excelsior Funds (1994-2007); Trustee of Columbia Atlantic Funds (2007-Present).	11

Harald R. Hansen c/o Three World Financial Center, 200 Vesey Street, 10th Floor, New York, New York 10281-1010 Age 77	Director, Member of the Audit Committee, Member of the Nominating and Compensation Committee Elected since November 2003	Director of several investment companies advised by the Advisor (1999-Present); Director of Crystal River Capital, Inc. (“CYRV”) (2005-Present); Director and Chairman of Executive Committee of Georgia Commerce Bank (2002-Present); Director of Midtown Alliance (1988-Present); Chairman of the Board of U.S. Disabled Athletes Fund (1991-2005); Trustee and Vice Chairman of the Board of Oglethorpe University (1993-Present); Trustee of Asheville School (1996-Present); Trustee of the Tull Foundation (1996-Present); Member of Advisory Board of Directors of Wachovia Bank, NA (1996-Present).	2

Hyperion Brookfield Asset Management, Inc.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.

Information Concerning Directors and Officers (Unaudited)

Name, Address and Age	Position(s) Held with Fund and Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years and Other Directorships Held by Director	Number of Portfolios in Fund Complex Overseen by Director

Clifford E. Lai* c/o Three World Financial Center, 200 Vesey Street, 10th Floor, New York, New York 10281-1010 Age 55	Director and Chairman of the Board Elected since November 2003	Managing Partner of Brookfield Asset Management Inc. (2006-Present); Chairman (2005-Present), Chief Executive Officer (1998-2007), President (1998-2006) and Chief Investment Officer (1993-2002) of the Advisor; President and Chief Executive Officer (2005-2008) and Director (2005-Present) of Crystal River Capital, Inc. (“CYRV”); President and Director of several investment companies advised by the Advisor (1995-Present); and Co-Chairman (2003-2006) and Board of Managers (1995-2006) of Hyperion GMAC Capital Advisors, LLC (formerly Lend Lease Hyperion Capital, LLC).	11

Stuart A. McFarland c/o Three World Financial Center, 200 Vesey Street, 10th Floor, New York, New York 10281-1010 Age 61	Director, Member of the Audit Committee, Member of the Nominating and Compensation Committee Elected Since November 2006	Director of several investment companies advised by the Advisor (2006-Present); Director of Brandywine Funds (2003-Present); Director of New Castle Investment Corp. (2000-Present); Chairman and Chief Executive Officer of Federal City Bancorp, Inc. (2005-2007); Managing Partner of Federal City Capital Advisors (1997-Present).	11

Louis P. Salvatore c/o Three World Financial Center, 200 Vesey Street, 10th Floor, New York, New York 10281-1010 Age 62	Director, Chairman of the Audit Committee, Member of the Nominating and Compensation Committee Elected Since November 2006	Director of several investment companies advised by the Advisor (2005-Present); Director of Crystal River Capital, Inc. (“CYRV”) (2005-Present); Director of Turner Corp. (2003-Present); Director of Jackson Hewitt Tax Services Inc. (“JTX”) (2004-Present); Employee of Arthur Andersen LLP (2002-Present); Partner of Arthur Andersen LLP (1977-2002).	11

*	Interested person as defined in the 1940 Act, as amended (the “1940 Act”), because of affiliations with Hyperion Brookfield Asset Management, Inc., the Fund’s Advisor.

2009 Semi-Annual Report

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.

Information Concerning Directors and Officers (Unaudited)

Officers of the Fund

Name, Address and Age	Position(s) Held with Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years

Clifford E. Lai* c/o Three World Financial Center, 200 Vesey Street, 10th Floor, New York, New York 10281-1010 Age 55	President	Elected Annually Since November 2003	Please see “Information Concerning Directors and Officers”

John J. Feeney, Jr.* c/o Three World Financial Center, 200 Vesey Street, 10th Floor, New York, New York 10281-1010 Age 49	Vice President	Elected Annually Since July 2007	Member of the Board of Directors (2002-Present), Chief Executive Officer (2007-Present), President (2006-Present) and Director of Marketing (1997-2006) of the Advisor; President (2008-Present) or Vice President (2007-Present) of several investment companies advised by the Advisor; Executive Vice President and Secretary of Crystal River Capital, Inc. (“CYRV”) (2005-2007).

Thomas F. Doodian* c/o Three World Financial Center, 200 Vesey Street, 10th Floor, New York, New York 10281-1010 Age 49	Treasurer	Elected Annually Since November 2003	Managing Director (2007-Present) of Brookfield Operations and Management Services LLC; Managing Director, Chief Operating Officer (1998-2006) and Chief Financial Officer (2002-2006) of the Advisor; Treasurer of several investment companies advised by the Advisor (1996-Present); Treasurer of Hyperion GMAC Capital Advisors, LLC (formerly Lend Lease Hyperion Capital, LLC) (1996-2006).

Jonathan C. Tyras* c/o Three World Financial Center, 200 Vesey Street, 10th Floor, New York, New York 10281-1010 Age 40	Secretary	Elected Annually Since November 2006	Director, General Counsel and Secretary of the Advisor (2006-Present); Vice President and General Counsel (2006-Present) and Secretary (2007-Present) of Crystal River Capital, Inc. (“CYRV”); Secretary of several investment companies advised by the Advisor (2006-Present); Attorney at Paul, Hastings, Janofsky & Walker LLP (1998-2006).

Josielyne K. Pacifico* c/o Three World Financial Center, 200 Vesey Street, 10th Floor, New York, New York 10281-1010 Age 36	Chief Compliance Officer (“CCO”)	Elected Annually Since August 2006	Director, CCO, Assistant General Counsel (2006-Present) and Compliance Officer (2005-2006) of the Advisor; Secretary (2008-Present) and CCO (2006-Present) of several investment companies advised by the Advisor; Compliance Manager of Marsh & McLennan Companies (2004-2005); Staff Attorney at the United States Securities and Exchange Commission (2001-2004).

*	Interested person as defined in the 1940 Act, as amended (the “1940 Act”), because of affiliations with Hyperion Brookfield Asset Management, Inc., the Fund’s Advisor.

The Fund’s Statement of Additional Information includes additional information about the directors and is available, without charge, upon request by calling 1-800-HYPERION.

Hyperion Brookfield Asset Management, Inc.

CORPORATE INFORMATION

Investment Advisor and Administrator

Hyperion Brookfield Asset Management, Inc.

Three World Financial Center

200 Vesey Street, 10th Floor

New York, New York 10281-1010

www.hyperionbrookfield.com

Please direct your inquiries to:

Investor Relations

Phone: 1-800 HYPERION

E-mail: funds@hyperionbrookfield.com

Transfer Agent

Stockholder inquiries relating to distributions, address changes and stockholder account information should be directed to the Fund’s transfer agent:

American Stock Transfer & Trust Company

59 Maiden Lane

New York, New York 10038

1-800-937-5449

Sub-Administrator

State Street Bank and Trust Company

801 Pennsylvania Avenue

Kansas City, Missouri 64105

Independent Registered Public Accounting Firm

Briggs, Bunting & Dougherty, LLP

1835 Market Street, 26th Floor

Philadelphia, Pennsylvania 19103

Legal Counsel

Paul, Hastings, Janofsky and Walker LLP

75 East 55th Street

New York, New York 10022

Custodian and Fund Accounting Agent

State Street Bank and Trust Company

2 Avenue De Lafayette

Lafayette Corporate Center

Boston, Massachusetts 02116

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q filings are available on the SEC’s website at http://www.sec.gov. In addition, the Fund’s Form N-Q filings may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

You may obtain a description of the Fund’s proxy voting policies and procedures, and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request by calling 1-800-HYPERION, or by visiting the SEC’s website at www.sec.gov.

Item 2.	Code of Ethics.

Not applicable

Item 3.	Audit Committee Financial Expert.

Not applicable

Item 4.	Principal Accountant Fees and Services.

Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

Please see Item 1.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable

Item 11.	Controls and Procedures.

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-CSR.

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(b) As of the date of filing this Form N-CSR, the Registrant’s principal executive officer and principal financial officer are aware of no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected or is reasonably likely to materially affect the Registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1) None.

(2) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.

(3) None.

(b) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HYPERION BROOKFIELD COLLATERALIZED SECURITIES FUND, INC.

By:	/s/ Clifford E. Lai
Clifford E. Lai
Principal Executive Officer

Date:	March 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Clifford E. Lai
Clifford E. Lai
Principal Executive Officer

Date:	March 30, 2009

By:	/s/ Thomas F. Doodian
Thomas F. Doodian
Treasurer and Principal Financial Officer

Date:	March 30, 2009

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